Document and Entity Information	0 Months Ended
Dec. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 29, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Dec. 29, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 31, 2014
Poplar Forest Outliers Fund | Class A
Risk/Return:
Trading Symbol	PFOFX
Poplar Forest Outliers Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFOX
Poplar Forest Cornerstone Fund | Class A
Risk/Return:
Trading Symbol	PFCFX
Poplar Forest Cornerstone Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFCX